Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 15

Franklin High Income Trust
Schedule of Investments (unaudited), December 31, 2024
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 869,722
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 52,896
Birch Permian Holdings, Inc. ........................... United States 690,410 4,282,958
California Resources Corp. ............................ United States 2,456 127,442
Expand Energy Corp. ................................ United States 1,045 104,030
4,567,326
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 144,894 3,470,211
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 75 —
Total Common Stocks (Cost $ 28,775,947 ) ....................................
8,907,259
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 55,000 3,348,950
Total Convertible Preferred Stocks (Cost $ 2,750,000 ) ..........................
3,348,950
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 13 —
a
Expand Energy Corp. , 2/09/26 ......................... United States 1,972 168,645
168,645
Total Warrants (Cost $ 166,634 ) ..............................................
168,645
Principal
Amount
*
Corporate Bonds 93.4%
Aerospace & Defense 1.7%
Boeing Co. (The) , Senior Note , 6.528%, 5/01/34 ............
United States 3,200,000 3,354,012
c
Bombardier, Inc. , Senior Note , 144A, 7%, 6/01/32 ........... Canada 17,000,000 17,314,687
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.625%, 3/01/32 ............ United States 7,500,000 7,577,068
Senior Secured Note , 144A, 6%, 1/15/33 ................ United States 19,600,000 19,224,673
47,470,440
Automobile Components 2.0%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25%, 4/15/31 .................... United States 6,000,000 6,138,384
Senior Secured Note , 144A, 7%, 4/15/28 ................ United States 7,900,000 7,999,888
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75%, 1/30/31 . United States 5,400,000 4,781,308
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 19,500,000 15,816,136
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75%, 11/15/30 ......... Germany 3,600,000 3,598,276
Senior Secured Note , 144A, PIK, 8%, 11/15/32 ........... Germany 3,700,000 3,729,656
c
ZF North America Capital, Inc. ,
Senior Note , 144A, 6.75%, 4/23/30 .................... Germany 3,900,000 3,754,644

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c
ZF North America Capital, Inc., (continued)
Senior Note , 144A, 6.875%, 4/23/32 ................... Germany 8,400,000 $ 7,975,525
53,793,817
Automobiles 0.7%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5%,
7/15/29 ......................................... United Kingdom 18,400,000 17,874,600
Beverages 0.0%
†
c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375%, 4/30/29 Canada 600,000 558,515
Biotechnology 0.3%
c
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 10,000,000 9,200,436
Broadline Retail 0.1%
c
Wayfair LLC , Senior Secured Note , 144A, 7.25%, 10/31/29 .... United States 3,800,000 3,807,599
Building Products 2.8%
c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375%,
6/15/30 ......................................... United States 2,900,000 2,913,552
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125%,
1/15/29 ......................................... United States 2,000,000 1,597,879
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 25,400,000 25,465,622
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 9,300,000 9,349,392
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875%, 11/15/31 .................................. United States 20,900,000 21,980,739
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5%,
8/15/32 ......................................... United States 15,400,000 15,437,907
76,745,091
Capital Markets 0.9%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5%, 11/15/29 ............. United States 6,100,000 5,717,266
Senior Secured Note , 144A, 6.125%, 11/01/32 ........... United States 10,300,000 10,211,432
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 8,600,000 9,003,020
24,931,718
Chemicals 3.2%
b ,c ,d ,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10%, 8/15/26 ........................ United States 1,891,272 —
c
Avient Corp. , Senior Note , 144A, 6.25%, 11/01/31 ........... United States 5,200,000 5,134,890
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 4,100,000 3,017,802
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375%,
10/03/31 ........................................ Germany 8,700,000 9,075,579
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625%,
10/15/28 ........................................ Switzerland 6,400,000 5,225,888
c
Element Solutions, Inc. , Senior Note , 144A, 3.875%, 9/01/28 ... United States 4,200,000 3,987,298
c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125%, 4/01/26 . United States 19,500,000 19,295,437
c ,d
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25%, 11/01/26 United States 5,556,600 4,635,902
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 24,000,000 25,395,513
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25%, 4/01/25 ................................... United States 313,000 310,437
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9%, 2/15/30 ... United States 11,800,000 10,847,575
86,926,321

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 2.7%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 12,000,000 $ 12,279,963
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375%, 8/31/27 ............. United States 16,100,000 15,072,374
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5%,
8/01/29 ......................................... United States 21,575,000 21,932,632
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5%,
11/30/30 ........................................ United States 4,275,000 4,609,435
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5%, 4/15/29 ..... United States 8,800,000 8,571,215
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625%, 4/01/32 ... Canada 12,100,000 12,330,071
74,795,690
Communications Equipment 0.5%
c
CommScope LLC ,
Senior Note , 144A, 7.125%, 7/01/28 ................... United States 11,700,000 10,311,815
Senior Secured Note , 144A, 6%, 3/01/26 ................ United States 2,500,000 2,490,625
12,802,440
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375%, 4/15/29 ................... United States 5,400,000 5,040,594
Senior Note , 144A, 6.875%, 8/15/32 ................... United States 3,300,000 3,356,974
8,397,568
Consumer Finance 2.8%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25%, 4/01/29 ............. United States 3,400,000 3,626,620
Senior Secured Note , 144A, 8.5%, 5/15/30 .............. United States 9,200,000 9,687,003
c
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 19,300,000 19,402,864
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4%, 3/26/29 ..................... United Kingdom 2,150,000 2,213,839
Senior Note , 144A, 6.5%, 3/26/31 ..................... United Kingdom 2,900,000 3,005,247
OneMain Finance Corp. ,
Senior Bond , 5.375%, 11/15/29 ....................... United States 7,600,000 7,312,920
Senior Note , 9%, 1/15/29 ........................... United States 7,300,000 7,746,468
Senior Note , 6.625%, 5/15/29 ........................ United States 4,000,000 4,054,800
Senior Note , 7.125%, 11/15/31 ....................... United States 6,400,000 6,527,570
c
PROG Holdings, Inc. , Senior Note , 144A, 6%, 11/15/29 ....... United States 15,000,000 14,420,547
77,997,878
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25%, 1/15/32 .................... United States 7,200,000 7,460,383
Senior Note , 144A, 5.75%, 4/15/33 .................... United States 3,300,000 3,215,175
10,675,558
Containers & Packaging 2.2%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................... United States 8,100,000 4,638,751
c
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6%, 9/15/28 .... Canada 2,325,000 2,294,254
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25%, 4/15/27 ................................... United States 25,000,000 25,404,150
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375%, 10/15/28 ... United States 2,800,000 2,800,381

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4%, 10/15/27 ...... United States 20,800,000 $ 20,644,855
c
Trivium Packaging Finance BV ,
Senior Note , 144A, 8.5%, 8/15/27 ..................... Netherlands 2,100,000 2,099,147
Senior Secured Note , 144A, 5.5%, 8/15/26 .............. Netherlands 3,600,000 3,562,182
61,443,720
Distributors 0.7%
c
Gates Corp. , Senior Note , 144A, 6.875%, 7/01/29 ........... United States 4,800,000 4,888,646
c
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75%, 3/15/31 .................... Canada 6,500,000 6,805,442
Senior Secured Note , 144A, 6.75%, 3/15/28 ............. Canada 6,300,000 6,448,932
18,143,020
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....
United States 14,300,000 13,423,272
Diversified REITs 1.5%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75%, 12/15/27 ................. United States 15,900,000 14,526,364
c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5%, 9/30/28 ............. United States 14,500,000 13,334,103
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75%, 2/15/27 .................... United States 8,000,000 7,767,671
Senior Note , 144A, 3.875%, 2/15/29 ................... United States 7,000,000 6,601,116
42,229,254
Diversified Telecommunication Services 2.4%
c
Altice France SA , Senior Secured Note , 144A, 5.5%, 1/15/28 .. France 7,500,000 5,558,401
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5%, 2/01/28 ...................... United States 3,000,000 2,894,216
Senior Bond , 144A, 5.375%, 6/01/29 ................... United States 10,900,000 10,434,363
Senior Bond , 144A, 4.5%, 8/15/30 ..................... United States 10,500,000 9,437,253
Senior Bond , 144A, 4.25%, 2/01/31 .................... United States 3,400,000 2,967,335
Senior Note , 144A, 6.375%, 9/01/29 ................... United States 8,000,000 7,940,492
c
Iliad Holding SASU ,
Senior Secured Note , 144A, 7%, 10/15/28 ............... France 10,400,000 10,547,842
Senior Secured Note , 144A, 7%, 4/15/32 ................ France 10,950,000 11,019,087
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5%, 8/15/30 .................................... United Kingdom 6,900,000 5,967,352
66,766,341
Electric Utilities 1.9%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375%, 2/15/32 .................... United Kingdom 10,000,000 9,981,060
c
NRG Energy, Inc. , Senior Note , 144A, 5.75%, 7/15/29 ........ United States 15,300,000 14,949,930
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625%, 2/15/27 ................... United States 9,300,000 9,290,690
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 8,700,000 9,134,962
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 8,700,000 8,916,339
52,272,981
Electrical Equipment 1.1%
Regal Rexnord Corp. ,
Senior Note , 6.3%, 2/15/30 .......................... United States 9,700,000 9,982,667
Senior Note , 6.4%, 4/15/33 .......................... United States 7,900,000 8,154,979

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125%,
11/15/28 ........................................ United States 11,700,000 $ 11,053,603
29,191,249
Electronic Equipment, Instruments & Components 0.5%
c
TTM Technologies, Inc. , Senior Note , 144A, 4%, 3/01/29 ...... United States 9,300,000 8,638,536
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5%, 6/01/32 .. United States 4,800,000 4,873,518
13,512,054
Energy Equipment & Services 2.7%
c
Enerflex Ltd. , Senior Secured Note , 144A, 9%, 10/15/27 ...... Canada 3,390,000 3,532,041
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25%, 2/15/29 .. United States 12,300,000 12,558,202
c
Nabors Industries, Inc. ,
Senior Note , 144A, 7.375%, 5/15/27 ................... United States 6,200,000 6,198,449
Senior Note , 144A, 9.125%, 1/31/30 ................... United States 4,600,000 4,682,260
Senior Note , 144A, 8.875%, 8/15/31 ................... United States 9,900,000 9,202,905
Oceaneering International, Inc. , Senior Note , 6%, 2/01/28 .....
United States 6,000,000 5,923,697
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375%, 2/01/28 ................................... United States 1,800,000 1,838,568
Transocean, Inc. ,
Senior Bond , 6.8%, 3/15/38 .......................... United States 2,800,000 2,297,018
c
Senior Note , 144A, 8.25%, 5/15/29 .................... United States 2,100,000 2,059,187
c
Senior Secured Note , 144A, 8.75%, 2/15/30 ............. United States 13,430,000 13,908,376
c
Weatherford International Ltd. , Senior Note , 144A, 8.625%,
4/30/30 ......................................... United States 11,000,000 11,366,739
73,567,442
Entertainment 0.6%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125%,
5/01/29 ......................................... France 15,300,000 15,914,632
Financial Services 4.0%
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25%,
2/01/29 ......................................... United States 4,400,000 4,545,012
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8%, 2/15/27 ...................... Ireland 6,400,000 6,606,120
Senior Note , 144A, 8%, 6/15/28 ...................... Ireland 12,400,000 13,029,846
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6%, 8/15/26 ...................... United States 14,500,000 14,527,604
Senior Note , 144A, 9.5%, 2/15/29 ..................... United States 8,700,000 9,253,363
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75%,
11/15/31 ........................................ United States 19,600,000 18,754,699
c
PHH Escrow Issuer LLC , Senior Note , 144A, 9.875%, 11/01/29 . United States 15,000,000 15,082,800
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375%, 2/01/28 ................... United States 9,300,000 9,566,193
Senior Note , 144A, 5%, 10/01/29 ..................... United States 3,000,000 2,747,292
Senior Note , 144A, 8.875%, 1/31/30 ................... United States 9,600,000 9,955,001
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5%,
11/15/25 ........................................ United States 5,100,000 5,078,552
109,146,482
Food Products 1.0%
c ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 2,400,000 2,499,078
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625%, 7/01/29 ................................... United States 3,300,000 3,416,605
Pilgrim's Pride Corp. , Senior Bond , 6.875%, 5/15/34 .........
United States 17,900,000 19,056,322

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
c
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25%, 2/15/32 United States 3,000,000 $ 2,981,211
27,953,216
Ground Transportation 2.1%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 4,100,000 4,105,712
c
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 17,400,000 17,963,135
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 13,400,000 12,312,282
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125%, 8/01/32 ................................... United States 10,100,000 10,420,663
c
XPO, Inc. , Senior Note , 144A, 7.125%, 2/01/32 ............. United States 12,100,000 12,406,372
57,208,164
Health Care Equipment & Supplies 1.1%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 10,000,000 10,362,500
c
Medline Borrower LP , Senior Note , 144A, 5.25%, 10/01/29 .... United States 10,300,000 9,949,944
c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625%, 7/20/30 United States 9,000,000 9,697,779
30,010,223
Health Care Providers & Services 4.2%
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125%, 4/01/30 .................. United States 6,800,000 4,672,518
Senior Secured Note , 144A, 5.625%, 3/15/27 ............ United States 5,900,000 5,668,912
Senior Secured Note , 144A, 8%, 12/15/27 ............... United States 1,200,000 1,199,161
Senior Secured Note , 144A, 6%, 1/15/29 ................ United States 6,000,000 5,378,948
Senior Secured Note , 144A, 5.25%, 5/15/30 ............. United States 6,500,000 5,344,741
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 8,500,000 8,780,313
c
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875%,
7/15/32 ......................................... United States 5,200,000 5,315,493
c
DaVita, Inc. ,
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 16,700,000 15,367,092
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 7,700,000 7,768,337
c
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 18,700,000 17,646,526
c
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75%,
11/01/28 ........................................ United States 22,200,000 14,486,166
Tenet Healthcare Corp. ,
Secured Note , 6.25%, 2/01/27 ........................ United States 9,800,000 9,799,967
Senior Secured Note , 6.125%, 6/15/30 ................. United States 14,600,000 14,503,173
115,931,347
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5.25%, 8/01/26 ......................... United States 11,400,000 10,506,507
Senior Bond , 3.5%, 3/15/31 .......................... United States 16,200,000 10,223,690
20,730,197
Hotel & Resort REITs 1.2%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375%, 10/15/29 .................................. United States 3,300,000 3,269,654
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25%, 7/15/28 .................... United States 6,000,000 6,191,028
Senior Note , 144A, 4.5%, 2/15/29 ..................... United States 6,500,000 6,148,719
Senior Note , 144A, 6.5%, 4/01/32 ..................... United States 12,300,000 12,372,115

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
c
XHR LP , Senior Note , 144A, 6.625%, 5/15/30 .............. United States 3,725,000 $ 3,741,882
31,723,398
Hotels, Restaurants & Leisure 7.8%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4%, 10/15/30 ..................................... Canada 8,500,000 7,609,564
b ,c ,e
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8%, 6/01/22 United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875%, 4/30/29 .............................. Czech Republic 15,500,000 15,989,722
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625%, 10/15/29 .................. United States 6,900,000 6,465,735
Senior Note , 144A, 6%, 10/15/32 ..................... United States 6,900,000 6,659,247
Senior Secured Note , 144A, 7%, 2/15/30 ................ United States 6,800,000 6,931,101
Senior Secured Note , 144A, 6.5%, 2/15/32 .............. United States 12,700,000 12,767,673
c
Carnival Corp. , Senior Note , 144A, 5.75%, 3/01/27 .......... United States 24,000,000 23,964,702
c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375%,
5/01/28 ......................................... United States 10,000,000 10,661,167
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75%, 1/15/30 ................. United States 13,200,000 12,188,729
c
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75%, 11/15/29 ................................... Canada 13,700,000 14,036,874
c
NCL Corp. Ltd. , Senior Note , 144A, 5.875%, 3/15/26 ......... United States 5,200,000 5,196,765
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.5%, 8/31/26 ..................... United States 4,000,000 3,998,985
Senior Note , 144A, 5.375%, 7/15/27 ................... United States 4,900,000 4,873,040
Senior Note , 144A, 6.25%, 3/15/32 .................... United States 7,000,000 7,089,255
Senior Note , 144A, 6%, 2/01/33 ...................... United States 9,000,000 8,985,106
c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625%, 5/01/32 ............. United States 17,400,000 17,649,253
c
Station Casinos LLC , Senior Note , 144A, 4.5%, 2/15/28 ...... United States 9,800,000 9,306,013
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875%, 9/15/27 ................... United States 4,900,000 4,879,223
Senior Note , 144A, 7%, 2/15/29 ...................... United States 9,900,000 9,964,319
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125%, 2/15/31 ......................... United States 25,000,000 26,052,873
215,269,346
Household Durables 2.2%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625%, 8/01/29 ................... United States 8,300,000 7,645,406
Senior Note , 144A, 4.625%, 4/01/30 ................... United States 8,000,000 7,267,126
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25%, 8/15/28 United States 9,000,000 9,421,560
KB Home , Senior Note , 7.25%, 7/15/30 ...................
United States 9,000,000 9,238,401
c
LGI Homes, Inc. , Senior Note , 144A, 8.75%, 12/15/28 ........ United States 14,200,000 14,903,922
M/I Homes, Inc. , Senior Note , 3.95%, 2/15/30 ..............
United States 12,600,000 11,436,810
59,913,225
Household Products 0.3%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375%, 3/31/29 .. United States 8,400,000 7,809,966
Independent Power and Renewable Electricity Producers 1.2%
c
Calpine Corp. ,
Senior Note , 144A, 5.125%, 3/15/28 ................... United States 10,300,000 9,997,348
Senior Secured Note , 144A, 4.5%, 2/15/28 .............. United States 7,200,000 6,911,417
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75%, 1/15/32 .................... United States 8,800,000 7,517,106
Senior Note , 144A, 4.75%, 3/15/28 .................... United States 3,500,000 3,350,037

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Clearway Energy Operating LLC, (continued)
Senior Note , 144A, 3.75%, 2/15/31 .................... United States 7,000,000 $ 6,100,467
33,876,375
Insurance 2.3%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5%, 6/15/29 ..................... United States 7,200,000 7,537,745
Senior Secured Note , 144A, 7.5%, 11/06/30 ............. United States 8,900,000 9,173,808
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75%, 10/15/27 ................... United States 5,400,000 5,360,796
Senior Note , 144A, 7.375%, 10/01/32 .................. United States 3,600,000 3,637,627
Senior Secured Note , 144A, 6.75%, 4/15/28 ............. United States 2,500,000 2,514,327
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 13,400,000 13,467,012
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25%,
6/15/30 ......................................... United States 5,700,000 5,847,175
Jones Deslauriers Insurance Management, Inc. ,
c
Senior Note , 144A, 10.5%, 12/15/30 ................... Canada 15,300,000 16,567,682
64,106,172
IT Services 1.5%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875%,
9/15/27 ......................................... United States 3,500,000 3,330,146
c
Cogent Communications Group LLC , Senior Note , 144A, 7%,
6/15/27 ......................................... United States 4,000,000 4,023,764
c
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7%, 6/15/27 ............ United States 9,400,000 9,413,698
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 10,700,000 10,923,854
c
Gartner, Inc. ,
Senior Bond , 144A, 3.75%, 10/01/30 ................... United States 6,000,000 5,481,546
Senior Note , 144A, 4.5%, 7/01/28 ..................... United States 6,300,000 6,143,639
Senior Note , 144A, 3.625%, 6/15/29 ................... United States 1,400,000 1,301,656
40,618,303
Machinery 1.8%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25%,
6/01/28 ......................................... France 13,700,000 14,681,495
c
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 11,200,000 11,353,322
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 8,200,000 8,204,922
c
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25%, 10/01/31 United States 9,500,000 9,749,594
c
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 6,100,000 5,986,697
49,976,030
Media 3.7%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 700,000 632,417
Senior Note , 144A, 7.5%, 6/01/29 ..................... United States 8,700,000 7,622,626
Senior Secured Note , 144A, 9%, 9/15/28 ................ United States 3,500,000 3,680,376
Senior Secured Note , 144A, 7.875%, 4/01/30 ............ United States 11,000,000 11,334,269
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25%, 5/15/28 ................... United States 13,700,000 13,536,804
Senior Note , 144A, 11.75%, 1/31/29 ................... United States 7,000,000 6,917,408
c ,e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625%, 8/15/27 ................... United States 11,300,000 56,500
Senior Secured Note , 144A, 5.375%, 8/15/26 ............ United States 13,300,000 66,500

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 10,400,000 $ 10,143,782
c
LCPR Senior Secured Financing DAC , Senior Secured Note ,
144A, 6.75%, 10/15/27 .............................. United States 3,990,000 3,614,140
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ................................... United States 15,600,000 15,985,069
c
News Corp. , Senior Note , 144A, 3.875%, 5/15/29 ........... United States 4,400,000 4,085,337
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625%, 3/15/30 ................... United States 3,200,000 2,959,530
Senior Note , 144A, 4.25%, 1/15/29 .................... United States 8,000,000 7,447,748
Senior Secured Note , 144A, 7.375%, 2/15/31 ............ United States 4,100,000 4,289,075
c
Sirius XM Radio LLC , Senior Note , 144A, 4%, 7/15/28 ........ United States 10,600,000 9,778,041
102,149,622
Metals & Mining 2.6%
ATI, Inc. , Senior Note , 7.25%, 8/15/30 ....................
United States 11,900,000 12,257,345
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7%, 3/15/32 ...................... United States 11,000,000 10,816,968
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 10,500,000 10,325,564
c
Constellium SE ,
Senior Note , 144A, 3.75%, 4/15/29 .................... United States 16,000,000 14,496,953
Senior Note , 144A, 6.375%, 8/15/32 ................... United States 5,600,000 5,426,625
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375%, 4/01/31 ................................... Australia 9,500,000 8,559,865
c
Novelis Corp. ,
Senior Bond , 144A, 4.75%, 1/30/30 .................... United States 7,700,000 7,115,774
Senior Bond , 144A, 3.875%, 8/15/31 ................... United States 200,000 172,421
Senior Note , 144A, 3.25%, 11/15/26 ................... United States 1,600,000 1,525,433
70,696,948
Mortgage Real Estate Investment Trusts (REITs) 0.7%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625%, 6/15/29 ......................... United States 22,900,000 19,897,341
Oil, Gas & Consumable Fuels 11.8%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625%, 2/01/29 ................... United States 4,422,000 4,529,878
Senior Note , 144A, 5.375%, 3/01/30 ................... United States 4,300,000 4,157,866
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 7,400,000 7,384,212
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 14,700,000 15,251,074
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375%,
1/15/29 ......................................... United States 8,900,000 9,177,865
c
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375%, 7/01/28 ................... United States 12,800,000 13,309,677
Senior Note , 144A, 8.75%, 7/01/31 .................... United States 12,800,000 13,360,429
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 5,100,000 5,178,179
c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5%, 5/01/29 ...................................... United States 5,100,000 5,167,687
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375%, 6/15/31 ................... United States 3,900,000 3,561,251
Senior Note , 144A, 4.125%, 6/15/29 ................... United States 5,600,000 5,233,637
EnLink Midstream LLC ,
Senior Bond , 5.375%, 6/01/29 ........................ United States 2,100,000 2,101,432
c
Senior Note , 144A, 6.5%, 9/01/30 ..................... United States 10,300,000 10,794,556
c
EQM Midstream Partners LP , Senior Note , 144A, 7.5%, 6/01/27 United States 1,900,000 1,938,868

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875%, 2/01/29 ................... United States 5,000,000 $ 4,962,885
Senior Note , 144A, 6.75%, 4/15/29 .................... United States 10,300,000 10,421,035
c
Harbour Energy plc , Senior Note , 144A, 5.5%, 10/15/26 ...... United Kingdom 14,800,000 14,797,169
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 9,100,000 9,196,660
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6%, 2/01/31 ...................... United States 3,100,000 2,878,497
Senior Bond , 144A, 6.25%, 4/15/32 .................... United States 4,300,000 3,976,371
Senior Note , 144A, 8.375%, 11/01/33 .................. United States 2,100,000 2,145,680
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625%, 12/15/28 .................. United States 4,800,000 4,913,900
Senior Note , 144A, 5.875%, 6/15/30 ................... United States 9,200,000 9,062,451
c
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625%,
8/15/29 ......................................... United States 12,000,000 11,561,401
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5%, 2/15/28 ................... United States 29,000,000 31,534,774
c
Matador Resources Co. ,
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 11,400,000 11,290,300
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 9,600,000 9,327,577
b ,c ,d ,e
Murray Energy Corp. , Secured Note , 144A, PIK, 12%, 4/15/24 . United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75%, 7/15/32 ................................... Canada 20,100,000 20,238,310
c
Sunoco LP , Senior Note , 144A, 7.25%, 5/01/32 ............. United States 3,000,000 3,101,295
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6%, 4/15/27 ........................... United States 2,200,000 2,197,243
Senior Note , 4.5%, 5/15/29 .......................... United States 2,700,000 2,547,416
Senior Note , 4.5%, 4/30/30 .......................... United States 5,000,000 4,640,965
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125%, 8/15/31 ............ United States 4,900,000 4,391,964
Senior Secured Note , 144A, 3.875%, 8/15/29 ............ United States 5,900,000 5,424,890
Senior Secured Note , 144A, 6.25%, 1/15/30 ............. United States 4,100,000 4,141,131
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 12,900,000 13,429,583
Senior Secured Note , 144A, 9.5%, 2/01/29 .............. United States 3,100,000 3,428,262
Senior Secured Note , 144A, 8.375%, 6/01/31 ............ United States 9,800,000 10,230,823
c
Viper Energy, Inc. , Senior Note , 144A, 7.375%, 11/01/31 ...... United States 12,100,000 12,677,295
Vital Energy, Inc. ,
Senior Note , 9.75%, 10/15/30 ........................ United States 9,000,000 9,498,135
c
Senior Note , 144A, 7.875%, 4/15/32 ................... United States 1,100,000 1,059,477
324,222,100
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Note , 144A, 4.75%, 11/15/29 ......... United States 8,200,000 7,292,238
Passenger Airlines 1.1%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5%, 4/20/26 .............. United States 6,000,000 5,985,345
Senior Secured Note , 144A, 5.75%, 4/20/29 ............. United States 2,000,000 1,984,954
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75%, 10/20/28 .............................. United States 10,200,000 10,066,667
c
OneSky Flight LLC , Senior Note , 144A, 8.875%, 12/15/29 ..... United States 4,950,000 4,959,133
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375%, 4/15/26 ............ United States 2,700,000 2,656,878
Senior Secured Note , 144A, 4.625%, 4/15/29 ............ United States 5,500,000 5,233,780
30,886,757

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.5%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625%,
7/15/30 ......................................... United States 12,200,000 $ 12,410,401
Pharmaceuticals 1.3%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .... Canada 6,021,000 6,036,909
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 4,500,000 4,773,524
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75%, 5/09/27 ......................... Israel 10,600,000 10,356,956
Senior Note , 5.125%, 5/09/29 ........................ Israel 900,000 879,705
Senior Note , 7.875%, 9/15/29 ........................ Israel 6,400,000 6,905,561
Senior Note , 8.125%, 9/15/31 ........................ Israel 6,400,000 7,161,018
36,113,673
Real Estate Management & Development 1.0%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5%, 1/15/28 .......................... United States 11,670,252 11,922,084
c
Forestar Group, Inc. , Senior Note , 144A, 3.85%, 5/15/26 ...... United States 9,000,000 8,771,094
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75%, 9/01/30 ................................... United States 5,800,000 6,133,254
26,826,432
Software 0.8%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5%, 11/01/26 United States 6,800,000 6,613,175
c
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 9,400,000 9,141,420
c
Rocket Software, Inc. , Senior Note , 144A, 6.5%, 2/15/29 ...... United States 6,700,000 6,316,765
22,071,360
Specialized REITs 1.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625%, 7/15/32 ................... United States 6,400,000 6,118,460
Senior Note , 144A, 7%, 2/15/29 ...................... United States 12,600,000 12,883,649
Senior Note , 144A, 6.25%, 1/15/33 .................... United States 7,800,000 7,773,998
26,776,107
Specialty Retail 0.5%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75%, 4/26/28 ................................... United States 12,880,000 13,568,990
Textiles, Apparel & Luxury Goods 0.4%
c
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 10,700,000 11,419,421
Trading Companies & Distributors 2.3%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9%, 5/15/28 ..................... United States 15,400,000 15,994,255
Secured Note , 144A, 8.625%, 5/15/32 .................. United States 9,800,000 10,253,726
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625%, 6/15/29 ...... United States 15,600,000 15,811,057
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125%,
3/15/34 ......................................... United States 15,400,000 15,298,803
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375%, 3/15/29 . United States 4,600,000 4,667,230
62,025,071
Wireless Telecommunication Services 1.4%
c
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5%, 5/15/27 ............. Luxembourg 17,400,000 5,154,815
Senior Secured Note , 144A, 6%, 2/15/28 ................ Luxembourg 3,100,000 821,297

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 14,000,000 $ 12,768,761
b
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 445,997 12,491
Zero Cpn., 11/17/33 ............................... Bermuda 3,630 2,392
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 19,700,000 20,956,200
39,715,956
Total Corporate Bonds (Cost $ 2,677,816,906 ) .................................
2,562,786,497
Senior Floating Rate Interests 1.6%
f
Chemicals 0.7%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.895% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 6,549,932 6,244,279
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
9.058% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 12,805,250 12,648,770
18,893,049
a a a a a a
Health Care Technology 0.4%
f
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.607% , ( 1-month SOFR + 3.25% ), 2/15/29 .............. United States 11,386,510 11,437,351
Hotels, Restaurants & Leisure 0.5%
f
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.857% , ( 1-month SOFR + 3.5% ), 1/29/29 ............... United States 12,739,750 12,802,812
Media 0.0%
†
e,f
Diamond Sports Group LLC, First Lien, CME Term Loan ,
14.653% , ( 1-month SOFR + 10% ), 5/26/26 ............... United States 313,579 274,089
d
Diamond Sports Group LLC, First Lien, Debtor-In-Possession
Term Loan , PIK, 10% , 1/31/25 ........................ United States 1,393,839 1,541,070
1,815,159
a a a a a a
Total Senior Floating Rate Interests (Cost $ 44,971,472 ) ........................
44,948,371
Municipal Bonds 0.3%
Arizona 0.3%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 6,951,581
Total Municipal Bonds (Cost $ 6,857,010 ) .....................................
6,951,581
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a,b
Endo, Inc., Escrow Account ............................ United States 8,973,000 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 58,225
Total Escrows and Litigation Trusts (Cost $ 181,007 ) ...........................
58,225
Total Long Term Investments (Cost $ 2,761,518,976 ) ...........................
2,627,169,528
a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 18 .
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 50,751,779 $ 50,751,779
Total Money Market Funds (Cost $ 50,751,779 ) ................................
50,751,779
Total Short Term Investments (Cost $ 50,751,779 ) ..............................
50,751,779
a
Total Investments (Cost $ 2,812,270,755 ) 97.5% ................................
$2,677,921,307
Other Assets, less Liabilities 2.5% ...........................................
67,057,701
Net Assets 100.0% .........................................................
$2,744,979,008
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $2,349,430,224, representing 85.6% of net assets.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2024 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $83,953,281 $183,949,014 $(217,150,516) $— $— $50,751,779 50,751,779 $706,303
Total Affiliated Securities ... $83,953,281 $183,949,014 $(217,150,516) $— $— $50,751,779 $706,303
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Metals & Mining ....................... $ 869,722 $ — $ — $ 869,722
Oil, Gas & Consumable Fuels ............. 284,368 4,282,958 — 4,567,326
Pharmaceuticals ....................... 3,470,211 — — 3,470,211
Specialty Retail ........................ — — —
a
—
Convertible Preferred Stocks ................ 3,348,950 — — 3,348,950
Warrants :
Oil, Gas & Consumable Fuels ............. 168,645 — —
a
168,645
Corporate Bonds :
Aerospace & Defense ................... — 47,470,440 — 47,470,440
Automobile Components ................. — 53,793,817 — 53,793,817
Automobiles .......................... — 17,874,600 — 17,874,600
Beverages ........................... — 558,515 — 558,515
Biotechnology ......................... — 9,200,436 — 9,200,436
Broadline Retail ....................... — 3,807,599 — 3,807,599
Building Products ...................... — 76,745,091 — 76,745,091
Capital Markets ........................ — 24,931,718 — 24,931,718
Chemicals ........................... — 86,926,321 —
a
86,926,321
Commercial Services & Supplies ........... — 74,795,690 — 74,795,690
Communications Equipment .............. — 12,802,440 — 12,802,440
Construction & Engineering ............... — 8,397,568 — 8,397,568
Consumer Finance ..................... — 77,997,878 — 77,997,878
Consumer Staples Distribution & Retail ...... — 10,675,558 — 10,675,558
Containers & Packaging ................. — 61,443,720 — 61,443,720
Distributors ........................... — 18,143,020 — 18,143,020
Diversified Consumer Services ............ — 13,423,272 — 13,423,272
Diversified REITs ...................... — 42,229,254 — 42,229,254
Diversified Telecommunication Services ..... — 66,766,341 — 66,766,341
Electric Utilities ........................ — 52,272,981 — 52,272,981
Electrical Equipment .................... — 29,191,249 — 29,191,249
Electronic Equipment, Instruments &
Components ........................ — 13,512,054 — 13,512,054
Energy Equipment & Services ............. — 73,567,442 — 73,567,442
Entertainment ......................... — 15,914,632 — 15,914,632
Financial Services ...................... — 109,146,482 — 109,146,482
Food Products ........................ — 27,953,216 — 27,953,216
Ground Transportation .................. — 57,208,164 — 57,208,164
Health Care Equipment & Supplies ......... — 30,010,223 — 30,010,223
Health Care Providers & Services .......... — 115,931,347 — 115,931,347
Health Care REITs ..................... — 20,730,197 — 20,730,197
Hotel & Resort REITs ................... — 31,723,398 — 31,723,398
Hotels, Restaurants & Leisure ............. — 215,269,346 —
a
215,269,346
Household Durables .................... — 59,913,225 — 59,913,225
Household Products .................... — 7,809,966 — 7,809,966
Independent Power and Renewable Electricity
Producers .......................... — 33,876,375 — 33,876,375
Insurance ............................ — 64,106,172 — 64,106,172
IT Services ........................... — 40,618,303 — 40,618,303
Machinery ............................ — 49,976,030 — 49,976,030
Media ............................... — 102,149,622 — 102,149,622
Metals & Mining ....................... — 70,696,948 — 70,696,948
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 19,897,341 — 19,897,341
Oil, Gas & Consumable Fuels ............. — 324,222,100 —
a
324,222,100
Paper & Forest Products ................. — 7,292,238 — 7,292,238
4. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Passenger Airlines ..................... $ — $ 30,886,757 $ — $ 30,886,757
Personal Care Products ................. — 12,410,401 — 12,410,401
Pharmaceuticals ....................... — 36,113,673 — 36,113,673
Real Estate Management & Development .... — 26,826,432 — 26,826,432
Software ............................. — 22,071,360 — 22,071,360
Specialized REITs ...................... — 26,776,107 — 26,776,107
Specialty Retail ........................ — 13,568,990 — 13,568,990
Textiles, Apparel & Luxury Goods .......... — 11,419,421 — 11,419,421
Trading Companies & Distributors .......... — 62,025,071 — 62,025,071
Wireless Telecommunication Services ....... — 39,701,073 14,883 39,715,956
Senior Floating Rate Interests ............... — 44,948,371 — 44,948,371
Municipal Bonds ......................... — 6,951,581 — 6,951,581
Escrows and Litigation Trusts ............... — 58,225 —
a
58,225
Short Term Investments ................... 50,751,779 — — 50,751,779
Total Investments in Securities ........... $58,893,675 $2,619,012,749 $14,883 $2,677,921,307
a
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.